Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUES	$ 1,894	$ 2,310
COST OF REVENUES	1,792	2,606
GROSS PROFIT (LOSS)	102	(296)
OPERATING EXPENSES:
Research and development	1,291	3,642
Selling and marketing	1,459	3,178
General and administrative	5,000	6,387
Restructuring and impairment		982
Total operating expenses	7,750	14,189
LOSS FROM OPERATIONS	(7,648)	(14,485)
FINANCIAL EXPENSES, net:
Interest expenses	721	1,036
Other financial expenses	91	60
Total financial expenses	812	1,096
LOSS BEFORE TAX EXPENSES	(8,460)	(15,581)
TAX EXPENSES	1	4
NET LOSS	$ (8,461)	$ (15,585)
NET LOSS PER SHARE - basic and diluted	$ (5.93)	$ (55.85)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTING NET LOSS PER SHARE - basic and diluted	1,425,617	279,055